Consolidated Statements of Operations and Comprehensive Income (Q2) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Rental income	$ 129,030	$ 94,410	$ 257,890	$ 188,296
Fees and management income	3,051	9,137	6,312	17,849
Other property income	500	626	1,148	1,227
Revenues	132,581	104,173	265,350	207,372
Expenses:
Property operating	20,933	16,901	43,799	35,016
Real estate taxes	17,930	13,326	35,278	26,473
General and administrative	13,540	13,450	26,750	23,911
Depreciation and amortization	59,554	46,385	120,543	92,812
Impairment of real estate assets	25,199	10,939	38,916	10,939
Total expenses	137,156	101,001	265,286	189,151
Other:
Interest expense, net	(25,758)	(17,051)	(50,842)	(33,830)
(Loss) gain on disposal of property, net	(1,266)	985	5,855	985
Other impairment charges	(9,661)	0	(9,661)	0
Other (expense) income, net	(912)	(1,182)	6,624	(1,289)
Net income (loss)	(42,172)	(14,076)	(47,960)	(15,913)
Net (income) loss attributable to noncontrolling interests	5,602	2,725	6,195	2,962
Net income (loss) attributable to stockholders	$ (36,570)	$ (11,351)	$ (41,765)	$ (12,951)
Earnings per common share:
Net income (loss) per share - basic and diluted	$ (0.13)	$ (0.06)	$ (0.15)	$ (0.07)
Comprehensive income (loss):
Net income (loss)	$ (42,172)	$ (14,076)	$ (47,960)	$ (15,913)
Other comprehensive income (loss):
Change in unrealized value on interest rate swaps	(23,645)	4,855	(38,006)	18,343
Comprehensive income (loss)	(65,817)	(9,221)	(85,966)	2,430
Net (income) loss attributable to noncontrolling interests	5,602	2,725	6,195	2,962
Comprehensive loss (income) attributable to noncontrolling interests	3,168	1,782	5,106	(584)
Comprehensive income (loss) attributable to stockholders	$ (57,047)	$ (4,714)	$ (74,665)	$ 4,808
Weighted Average Number of Shares Outstanding, Basic	283,010	184,450	282,148	185,171
Weighted Average Number of Shares Outstanding, Diluted	326,298	228,903	325,788	229,624